Dear Shareholder:

A series of six short-term interest rate hikes initiated by the Federal Reserve Board marked the fiscal year that ended June 30, 2000. Prompted by ongoing in-flation concerns, Fed Chairman Alan Greenspan took a gradual approach to slow-ing an overheated domestic economy, raising rates by a quarter point on five occasions, then recently making a more aggressive half-point increase. Although this measured course of action initially appeared to produce no tangible signs of cooling, reports toward the end of the period suggested a slight moderation in economic growth.

Against this backdrop, Centennial Money Market Trust produced an annualized yield of 5.23%, and an annualized yield including the effects of compounding of 5.32%, for the fiscal year. The Trust's seven-day and compounded seven-day yields on June 30, 2000, were 6.03% and 6.22%, respectively./1/

While the Trust is managed to emphasize liquidity and safety, the reported yields for the period ended June 30, 2000, were generally higher than those re-ported six months ago, due primarily to higher short-term interest rates during the second half of the period.

In anticipation of higher interest rates, we kept our average maturity consid-erably short. This enabled us to respond more effectively to changing condi-tions without incurring additional risk. However, because interest rates were rising at fairly frequent intervals, there was unprecedented demand for many securities with shorter maturities. As supply came under pressure, spreads or differences in yield, within our investment universe narrowed significantly. Whereas we had favored these variable-rate vehicles in the past, in our opinion they proved relatively unattractive throughout most of the year.

    An investment in the Trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
    1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

We were able to find attractive yields in asset-backed commercial paper. These asset-backed programs purchased by our Fund are generally limited to well-structured, highly liquid programs. All told, asset-backed securities comprised 23.1% of net assets at year end, consti- tuting our largest area of concentration./2/ Other investments focused on commer- cial paper issued by high-quality financial services companies, insurance companies, banks and brokerage firms.

Going forward, it's unclear whether the Federal Reserve will need to continue to pursue a tight monetary policy. The Fed took a wait-and-see approach at the June 28, 2000, Federal Open Market Committee meeting, and still maintains a close eye on stock market performance and consumer confidence. We have started to purchase securities with maturi- ties in excess of 90 days. Currently we expect to maintain the average maturityof the Fund between 35 and 45 days.

In closing, we'd like thank you for your continued confidence and participation in Centennial Money Market Trust. We look forward to helping you seek your financial goals, while attempting to maintain the liquidity and safety of your investment.

Sincerely,

/s/ James C. Swain

James C. Swain
Chairman
Centennial Money Market Trust


/s/ Bridget A. Macaskill

Bridget A. Macaskill
President
Centennial Money Market Trust

July 24, 2000



    2. Based on net assets.

Statement of Investments June 30, 2000

Centennial Money Market Trust


                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Direct Bank Obligations--1.2%
Canadian Imperial Bank of Commerce:
 6.26%, 7/14/00.....................................  $115,000,000 $115,000,000
 6.71%, 9/12/00.....................................    26,000,000   25,999,157
 6.74%, 9/11/00.....................................    32,000,000   32,001,021
Dresdner Bank AG:
 6.25%, 7/19/00.....................................    50,000,000   50,000,246
                                                                   ------------
Total Direct Bank Obligations.......................                223,000,424
                                                                   ------------
Letters of Credit--8.6%
Abbey National plc, guaranteeing commercial paper of
 Abbey National North America:
 6.18%, 7/25/00.....................................   150,000,000  149,382,000
 6.58%, 9/12/00.....................................    50,000,000   49,332,861
ABN Amro Bank NV, guaranteeing commercial paper of
 LaSalle Bank NA:
 6.78%, 8/30/00.....................................    50,000,000   50,000,000
Bank of America NA, guaranteeing commercial paper of
 Formosa Plastics Corp. USA, Series II:
 6.45%, 8/2/00......................................    20,000,000   19,885,333
Barclays Bank plc, guaranteeing commercial paper of
 Banco Bradesco SA-Grand Cayman Branch, Series B:
 6.61%, 9/19/00.....................................    31,000,000   30,544,645
Barclays Bank plc, guaranteeing commercial paper of
 Banco Bradesco SA-Grand Cayman Branch, Series A:
 6.61%, 9/18/00.....................................    70,000,000   68,984,631
Barclays Bank plc, guaranteeing commercial paper of
 Petrobras International Finance Co.:
 6.59%, 7/19/00.....................................    20,000,000   19,934,100
 6.80%, 7/17/00.....................................    25,000,000   24,924,445
Credit Local de France, guaranteeing commercial
 paper of Dexia CLF
 Finance Co.:
 6.59%, 9/13/00-9/14/00(/1/)........................   118,000,000  116,387,830
 6.60%, 9/15/00-9/18/00(/1/)........................   120,000,000  118,306,000
Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston International
 (Guernsey) Ltd.:
 6.65%, 8/16/00(/1/)................................    30,000,000   29,745,083

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Letters of Credit (Continued)
Deutsche Bank AG, guaranteeing commercial paper of
 Deutsche Bank Financial, Inc.:
 6.19%, 7/26/00...................................  $ 50,000,000 $   49,785,069
 6.55%, 7/11/00...................................   100,000,000     99,818,056
 6.58%, 9/21/00...................................   100,000,000     98,501,222
 6.59%, 9/15/00...................................    82,000,000     80,859,198
 6.61%, 7/31/00...................................    50,000,000     49,724,583
Dresdner Bank AG, guaranteeing commercial paper of
 Dresdner US Finance, Inc.:
 6.68%, 8/31/00...................................   100,000,000     98,868,111
First Union Corp., guaranteeing commercial paper
 of First Union National Bank:
 6.66%, 5/22/01(/2/)..............................   100,000,000     99,991,096
 6.94%, 5/17/01(/2/)..............................   100,000,000    100,000,000
Keycorp, guaranteeing commercial paper of Key Bank
 NA:
 6.603%, 6/5/01(/2/)..............................   100,000,000     99,934,986
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 6.60%, 9/8/00....................................    68,000,000     67,139,800
 6.61%, 11/27/00..................................    50,000,000     48,632,097
US Bancorp, guaranteeing commercial paper of US
 Bank NA, Minneapolis:
 6.56%, 7/7/00....................................    35,000,000     34,961,733
                                                                 --------------
Total Letters of Credit...........................                1,605,642,879
                                                                 --------------
Short-Term Notes--87.4%
Aerospace/Defense--1.6%
BAE Systems Holdings, Inc.:
 6.18%, 7/24/00(/1/)..............................    50,000,000     49,802,583
 6.59%, 9/14/00(/1/)..............................    30,000,000     29,588,125
 6.60%, 9/18/00-9/20/00(/1/)......................   126,942,000    125,067,498
 6.61%, 9/13/00(/1/)..............................    15,000,000     14,796,192
Honeywell International, Inc.:
 6.63%, 11/17/00-12/4/00..........................    83,000,000     80,718,727
                                                                 --------------
                                                                    299,973,125
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed--23.1%
AriesOne Metafolio Corp.:
 6.58%, 7/5/00(/1/).................................. $ 60,200,000 $ 60,155,987
Asset Backed Capital Finance, Inc.:
 6.20%, 7/26/00(/1/).................................   84,000,000   83,638,333
 6.44%, 7/10/00(/1/).................................   38,000,000   37,938,820
 6.63%, 7/31/00-9/11/00(/1/).........................   27,000,000   26,796,680
 6.64%, 10/2/00(/1/).................................   25,000,000   24,571,167
 6.66%, 8/2/00(/1/)..................................   40,000,000   39,763,200
Asset Portfolio Funding Corp.:
 6.59%, 7/17/00(/1/).................................   44,362,000   44,232,069
 6.62%, 9/18/00(/1/).................................  200,000,000  197,094,556
 6.65%, 7/26/00(/1/).................................   25,650,000   25,531,547
Asset Securitization Cooperative:
 6.53%, 8/4/00(/1/)..................................  100,000,000   99,383,278
 6.58%, 7/7/00-8/25/00(/1/)..........................   75,000,000   74,649,067
 6.60%, 7/6/00-9/13/00(/1/)..........................  135,000,000  134,054,000
 6.68%, 8/23/00(/1/).................................   29,000,000   28,714,801
Barton Capital Corp.:
 6.55%, 7/18/00(/1/).................................   23,200,000   23,128,241
 6.58%, 7/7/00-8/3/00(/1/)...........................  115,440,000  115,022,759
 6.59%, 7/10/00(/1/).................................   50,000,000   49,917,625
 6.60%, 7/13/00(/1/).................................   45,000,000   44,901,000
 6.62%, 9/28/00(/1/).................................   27,954,000   27,496,502
 6.63%, 7/19/00(/1/).................................   22,189,000   22,115,443
Breeds Hill Capital Co. LLC, Series A:
 6.57%, 7/19/00(/1/).................................   37,000,000   36,878,455
 6.58%, 7/21/00(/1/).................................   80,000,000   79,707,222
CIESCO LP:
 6.41%, 7/7/00.......................................  100,000,000   99,893,167
 6.52%, 8/14/00(/2/)(/3/)............................   50,000,000   49,998,202
 6.53%, 7/5/00-7/24/00...............................   48,400,000   48,247,706
 6.62%, 7/28/00......................................   75,000,000   74,627,625
 6.66%, 8/21/00......................................   50,000,000   49,528,250

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
Corporate Receivables Corp.:
 6.40%, 7/7/00(/1/).................................. $ 30,000,000 $ 29,968,000
 6.57%, 8/11/00(/1/).................................   97,000,000   96,274,197
 6.58%, 7/6/00-8/10/00(/1/)..........................  210,000,000  209,410,541
 6.60%, 9/7/00(/1/)..................................   30,000,000   29,626,000
 6.63%, 8/7/00(/1/)..................................   40,000,000   39,727,433
Eureka Securitization, Inc.:
 6.54%, 7/19/00-7/21/00(/1/).........................   59,809,000   59,602,525
 6.59%, 7/12/00(/1/).................................   50,000,000   49,899,319
 6.60%, 7/13/00(/1/).................................  127,000,000  126,720,600
 6.66%, 8/10/00(/1/).................................   81,000,000   80,400,600
Lexington Parker Capital Co. LLC:
 6.20%, 7/11/00-7/17/00(/1/).........................   44,805,000   44,703,036
 6.58%, 7/6/00(/1/)..................................   50,000,000   49,954,306
 6.61%, 9/12/00(/1/).................................   30,000,000   29,597,892
 6.62%, 7/20/00(/1/).................................  150,000,000  149,475,917
 6.68%, 8/25/00(/1/).................................  130,000,000  128,684,278
Moriarty Ltd.:
 6.40%, 7/5/00(/1/)..................................   80,000,000   79,943,111
 6.44%, 7/10/00(/1/).................................   50,000,000   49,919,500
 6.60%, 9/7/00(/1/)..................................   75,000,000   74,065,000
 6.67%, 8/22/00(/1/).................................   50,000,000   49,518,278
New Center Asset Trust:
 6.24%, 7/17/00......................................   25,000,000   24,930,667
 6.52%, 7/19/00......................................   40,000,000   39,869,600
 6.60%, 7/5/00.......................................   50,000,000   49,963,333
Park Avenue Receivables Corp.:
 6.55%, 7/6/00(/1/)..................................   70,440,000   70,375,919
 6.56%, 7/14/00(/1/).................................   51,750,000   51,627,410
 6.58%, 7/20/00-7/26/00(/1/).........................  180,886,000  180,113,937
Scaldis Capital LLC:
 6.57%, 7/20/00(/1/).................................   37,618,000   37,487,375
 6.61%, 9/15/00(/1/).................................   45,711,000   45,070,986
 6.65%, 7/26/00(/1/).................................   31,723,000   31,576,501

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Asset-Backed (Continued)
Sigma Finance, Inc.:
 6.39%, 7/3/00(/1/)................................ $ 44,000,000 $   43,984,380
 6.60%, 8/30/00(/1/)...............................   47,000,000     46,483,000
 6.61%, 7/27/00-9/7/00(/1/)........................   68,000,000     67,343,774
 6.62%, 7/31/00-9/5/00(/1/)........................  120,000,000    119,205,600
 6.65%, 10/2/00(/1/)...............................   22,001,000     21,623,041
 6.68%, 9/1/00(/1/)................................   40,000,000     39,539,822
 6.70%, 8/24/00(/1/)...............................   61,000,000     60,386,950
Variable Funding Capital Corp.:
 6.44%, 7/7/00(/1/)................................   37,500,000     37,459,750
 6.58%, 7/6/00-7/20/00(/1/)........................   75,000,000     74,867,487
 6.61%, 7/18/00-9/7/00(/1/)........................  145,123,000    143,637,463
 6.63%, 10/19/00(/1/)..............................   50,000,000     48,987,083
 6.65%, 8/3/00(/1/)................................   50,000,000     49,695,208
VVR Funding LLC:
 6.60%, 7/19/00(/1/)...............................   50,000,000     49,835,000
 6.63%, 8/4/00(/1/)................................   15,000,000     14,906,075
                                                                 --------------
                                                                  4,324,446,596
                                                                 --------------
Automotive--3.1%
BMW US Capital Corp.:
 6.54%, 7/17/00....................................   30,600,000     30,511,056
 6.55%, 8/7/00.....................................   20,608,000     20,469,268
 6.56%, 8/11/00....................................   60,747,000     60,293,152
 6.58%, 9/8/00-9/11/00.............................  109,015,000    107,592,975
DaimlerChrysler NA Holdings:
 6.60%, 10/18/00...................................  100,000,000     98,001,667
 6.61%, 11/20/00-11/30/00..........................  168,000,000    163,472,885
 6.62%, 11/27/00...................................  100,000,000     97,260,056
                                                                 --------------
                                                                    577,601,059
                                                                 --------------
Banks--2.6%
Bank of America Corp.:
 6.13%, 7/19/00....................................   40,000,000     39,877,400
 6.62%, 11/7/00....................................   30,000,000     29,288,350

Centennial Money Market Trust

                                                        Principal     Value
                                                         Amount     See Note 1
                                                       ----------- ------------
Banks (Continued)
Credit Suisse First Boston, Inc.:
 6.50%, 8/4/00(/1/)................................... $50,000,000 $ 49,693,056
 6.60%, 9/15/00(/1/)..................................  35,000,000   34,512,333
Wells Fargo Co.:
 6.59%, 7/17/00....................................... 100,000,000   99,707,111
 6.60%, 9/18/00.......................................  50,000,000   49,275,833
 6.62%, 9/28/00-9/29/00............................... 150,000,000  147,526,694
 6.67%, 8/28/00.......................................  38,000,000   37,591,648
                                                                   ------------
                                                                    487,472,425
                                                                   ------------
Beverages--1.0%
Coca-Cola Enterprises, Inc.:
 6.07%, 7/12/00(/1/)..................................  25,000,000   24,953,632
 6.55%, 8/9/00(/1/)...................................  50,000,000   49,645,208
 6.58%, 9/20/00(/1/)..................................  50,000,000   49,259,750
 6.60%, 9/14/00(/1/)..................................  30,500,000   30,080,625
 6.62%, 8/3/00(/1/)...................................  25,000,000   24,848,292
                                                                   ------------
                                                                    178,787,507
                                                                   ------------
Broker/Dealers--9.4%
Banc of America Securities LLC:
 7.325%, 8/5/28(/2/)..................................  20,000,000   20,000,000
Bear Stearns Cos., Inc., Series B:
 6.381%, 10/13/00(/2/)................................  50,000,000   50,000,000
 6.691%, 4/12/01(/2/).................................  30,000,000   30,000,000
 6.698%, 6/21/01(/2/).................................  50,000,000   50,000,000
 6.70%, 3/6/01(/2/)...................................  50,000,000   50,000,000
 6.706%, 3/8/01(/2/)..................................  40,000,000   40,000,000
 6.712%, 3/2/01(/2/)..................................  50,000,000   50,000,000
 6.72%, 6/27/01(/2/)..................................  50,000,000   50,000,000
 6.734%, 3/30/01-5/31/01(/2/).........................  90,000,000   90,000,000
Goldman Sachs Group LP:
 6.78%, 9/13/00(/3/)..................................  75,000,000   75,000,000
 6.90%, 12/4/00....................................... 100,000,000  100,000,000
 6.90%, 12/8/00(/3/)..................................  40,000,000   40,000,000
 6.92%, 12/6/00(/3/).................................. 140,000,000  140,000,000

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Broker/Dealers (Continued)
Merrill Lynch & Co., Inc.:
 6.58%, 9/15/00.................................... $100,000,000 $   98,610,889
Merrill Lynch & Co., Inc., Series B:
 6.615%, 4/11/01(/2/)..............................  100,000,000     99,984,750
 6.631%, 4/24/01(/2/)..............................   55,000,000     54,991,227
 6.774%, 5/30/01(/2/)..............................   30,000,000     30,024,140
 6.811%, 3/1/01(/2/)...............................   50,000,000     50,055,274
Morgan Stanley, Dean Witter Co.:
 6.59%, 9/11/00....................................   97,000,000     95,721,540
 7.125%, 6/8/01(/2/)...............................  200,000,000    200,000,000
 7.295%, 12/1/00(/2/)..............................   80,000,000     80,000,000
Salomon Smith Barney Holdings, Inc.:
 6.17%, 7/12/00....................................   34,000,000     33,935,901
 6.39%, 7/13/00....................................   45,000,000     44,904,150
 6.50%, 8/2/00-8/3/00..............................  100,000,000     99,412,736
 6.61%, 9/13/00-10/4/00............................  100,000,000     98,409,928
                                                                 --------------
                                                                  1,771,050,535
                                                                 --------------
Chemicals--1.2%
BASF AG:
 6.60%, 7/21/00(/1/)...............................   50,000,000     49,816,667
 6.64%, 11/27/00(/1/)..............................   85,000,000     82,664,011
 6.66%, 11/29/00(/1/)..............................  100,000,000     97,204,403
                                                                 --------------
                                                                    229,685,081
                                                                 --------------
Commercial Finance--6.3%
Caterpillar Financial Services Corp.:
 6.59%, 9/7/00.....................................   35,800,000     35,354,370
CIT Group, Inc.:
 6.38%, 7/10/00....................................  100,000,000     99,840,500
 6.58%, 9/21/00....................................   50,000,000     49,250,611
 6.59%, 9/20/00....................................   50,000,000     49,258,625
 6.60%, 9/8/00-9/18/00.............................  145,000,000    143,024,583
 6.67%, 8/28/00....................................   75,000,000     74,194,042
Countrywide Home Loans:
 6.59%, 8/22/00....................................   80,000,000     79,238,489
 6.60%, 8/18/00....................................   37,980,000     37,645,776

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Commercial Finance (Continued)
Countrywide Home Loans, Series H:
 6.696%, 6/8/01(/2/)............................... $100,000,000 $   99,986,039
 6.717%, 5/21/01(/2/)..............................  150,000,000    149,995,664
 6.754%, 5/30/01(/2/)..............................   50,000,000     49,995,530
Heller Financial, Inc., Series I:
 5.846%, 9/25/00(/2/)..............................   50,000,000     50,013,571
 6.90%, 8/7/00(/2/)................................   50,000,000     49,999,496
Homeside Lending, Inc.:
 6.25%, 7/24/00....................................   50,000,000     49,800,347
 6.58%, 9/20/00....................................   50,000,000     49,259,750
 6.59%, 8/16/00....................................   50,000,000     49,578,972
 6.62%, 9/27/00....................................   50,000,000     49,190,889
Private Export Fund Corp.:
 6.50%, 8/2/00(/1/)................................   24,000,000     23,861,333
                                                                 --------------
                                                                  1,189,488,587
                                                                 --------------
Consumer Finance--2.1%
American Express Credit Corp.:
 6.54%, 7/10/00....................................  150,000,000    149,754,750
 6.55%, 7/12/00-7/13/00............................  150,000,000    149,681,598
American General Finance Corp.:
 6.39%, 7/12/00....................................   50,000,000     49,902,375
 6.59%, 7/17/00....................................   50,000,000     49,853,556
                                                                 --------------
                                                                    399,192,279
                                                                 --------------
Consumer Services--1.6%
Block Financial Corp.:
 6.59%, 7/14/00(/1/)...............................   50,000,000     49,880,906
 6.63%, 7/27/00(/1/)...............................   30,000,000     29,855,700
 6.66%, 7/28/00(/1/)...............................   20,000,000     19,900,100
 6.70%, 8/4/00(/1/)................................   50,000,000     49,683,611
Prudential Funding Corp.:
 6.18%, 7/28/00....................................   50,000,000     49,768,250
 6.57%, 9/7/00.....................................   60,000,000     59,255,400
 6.66%, 8/30/00....................................   39,000,000     38,567,100
                                                                 --------------
                                                                    296,911,067
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Department Stores--0.3%
Wal-Mart Stores, Inc.:
 6.52%, 7/11/00(/1/)................................. $ 16,000,000 $ 15,971,022
 6.56%, 9/6/00(/1/)..................................   49,000,000   48,401,764
                                                                   ------------
                                                                     64,372,786
                                                                   ------------
Diversified Financial--11.7%
Associates Corp. of North America:
 6.37%, 7/6/00-7/7/00................................  100,000,000   99,902,681
 6.38%, 7/10/00......................................   50,000,000   49,920,250
 6.60%, 7/14/00......................................  100,000,000   99,761,667
 6.65%, 8/24/00......................................   50,000,000   49,501,250
 6.67%, 9/1/00.......................................  100,000,000   98,851,278
 6.94%, 7/3/00.......................................   69,670,000   69,643,293
Ford Motor Credit Co.:
 6.52%, 7/20/00......................................   50,000,000   49,827,944
 6.53%, 7/12/00-7/21/00..............................  150,000,000  149,537,458
GE Capital International Funding, Inc.:
 6.40%, 7/12/00(/1/).................................  100,000,000   99,804,444
 6.56%, 8/7/00(/1/)..................................   50,000,000   49,662,889
 6.59%, 9/20/00(/1/).................................   50,000,000   49,258,625
General Electric Capital Corp.:
 6.68%, 8/30/00-8/31/00..............................  120,000,000  118,651,011
General Motors Acceptance Corp.:
 6.57%, 9/15/00......................................   75,000,000   73,959,750
 6.58%, 8/1/00.......................................   40,000,000   39,773,356
 6.60%, 7/24/00......................................   50,000,000   49,789,167
Household Finance Corp.:
 6.18%, 7/24/00......................................   90,000,000   89,644,650
 6.56%, 7/7/00.......................................   75,000,000   74,918,000
 6.62%, 11/3/00-12/8/00..............................  100,000,000   97,379,583
 6.68%, 8/28/00......................................   45,000,000   44,515,700
 7.10%, 9/14/00(/2/).................................  100,000,000   99,987,705

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Diversified Financial (Continued)
National Rural Utilities Cooperative Finance
 Corp.:
 6.07%, 7/13/00................................... $100,000,000 $   99,797,667
 6.12%, 7/7/00....................................   41,065,000     41,023,082
 6.14%, 7/19/00...................................   25,000,000     24,923,250
 6.18%, 7/17/00-7/18/00...........................   70,000,000     69,800,008
 6.61%, 9/14/00...................................   65,000,000     64,107,708
 6.62%, 12/7/00-12/8/00...........................   80,000,000     77,651,739
 6.66%, 8/17/00...................................   18,000,000     17,843,490
Textron Financial Corp.:
 6.57%, 7/20/00...................................   50,000,000     49,826,625
 6.58%, 8/9/00....................................   50,000,000     49,643,583
 6.61%, 8/23/00-8/24/00...........................  120,500,000    119,323,513
 6.62%, 7/27/00...................................   16,500,000     16,421,112
                                                                --------------
                                                                 2,184,652,478
                                                                --------------
Diversified Media--0.4%
Omnicom Finance, Inc.:
 6.63%, 7/17/00-7/19/00(/1/)......................   40,000,000     39,874,767
 6.70%, 8/9/00(/1/)...............................   39,000,000     38,716,925
                                                                --------------
                                                                    78,591,692
                                                                --------------
Electric Utilities--0.5%
Edison International:
 6.55%, 8/17/00(/1/)..............................   50,000,000     49,572,431
 6.58%, 8/16/00(/1/)..............................   24,000,000     23,798,213
 6.63%, 9/5/00(/1/)...............................   20,000,000     19,756,900
                                                                --------------
                                                                    93,127,544
                                                                --------------
Healthcare/Drugs--0.2%
American Home Products Corp.:
 6.53%, 7/14/00(/1/)..............................   39,000,000     38,908,036
                                                                --------------
Insurance--8.5%
Aegon Funding Corp.:
 6.58%, 9/5/00(/1/)...............................   50,000,000     49,396,833
 6.59%, 9/8/00(/1/)...............................   56,500,000     55,785,821
 6.60%, 9/13/00(/1/)..............................   50,000,000     49,321,667
 6.62%, 12/7/00(/1/)..............................   35,000,000     33,976,658
 6.65%, 8/22/00(/1/)..............................   50,000,000     49,519,722
 6.66%, 8/28/00(/1/)..............................   19,000,000     18,796,130

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Insurance (Continued)
AIG Life Insurance Co.:
 6.13%, 5/31/01(/2/)(/3/).........................  $ 20,000,000 $   20,000,000
Allstate Life Insurance Co.:
 6.696%, 8/1/00(/2/)..............................    50,000,000     50,000,000
American General Annuity Insurance:
 6.641%, 4/1/03(/2/)..............................    50,000,000     50,000,000
American General Corp.:
 6.50%, 7/14/00...................................    40,000,000     39,906,111
Cooperative Assn. of Tractor Dealers, Inc., Series
 A:
 7.00%, 7/3/00....................................    50,000,000     49,980,556
Cooperative Assn. of Tractor Dealers, Inc., Series
 B:
 7.05%, 7/3/00....................................    34,000,000     33,986,683
Jackson National Life Insurance Co.:
 6.64%, 3/1/01(/2/)...............................    70,000,000     70,000,000
 6.65%, 8/1/00(/2/)...............................    48,000,000     48,000,000
Marsh U.S.A., Inc.:
 6.50%, 8/2/00(/1/)...............................    50,000,000     49,711,111
Metropolitan Life Insurance Co.:
 6.86%, 12/31/22(/2/).............................   220,500,000    220,500,000
Pacific Life Insurance Co.:
 6.661%, 2/14/03(/2/)(/3/)........................    71,000,000     71,000,000
Protective Life Insurance Co.:
 6.791%, 3/14/24(/2/).............................    30,000,000     30,000,000
Prudential Life Insurance Co.:
 6.29%, 1/31/03(/2/)..............................   165,000,000    165,000,000
Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(/1/)...............................   109,000,000    108,380,362
TransAmerica Life Insurance & Annuity Co.:
 6.641%, 8/31/00(/2/).............................   100,000,000    100,000,000
Travelers Insurance Co.:
 6.615%, 9/16/00-2/2/01(/2/)(/3/).................    73,000,000     73,000,000
 6.635%, 10/5/00(/2/)(/3/)........................    40,000,000     40,000,000
 6.685%, 9/16/00(/2/)(/3/)........................    25,000,000     25,000,000
Western Southern Life Insurance Co.:
 6.641%, 12/1/02(/2/).............................   100,000,000    100,000,000
                                                                 --------------
                                                                  1,601,261,654
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Leasing & Factoring--2.4%
American Honda Finance Corp.:
 6.17%, 7/13/00-7/17/00.............................. $ 50,000,000 $ 49,880,027
 6.19%, 7/28/00......................................   40,000,000   39,814,300
 6.60%, 9/5/00-9/13/00...............................  173,950,000  171,710,576
 6.62%, 2/8/01(/2/)(/4/).............................   50,000,000   49,992,974
 6.66%, 1/16/01(/2/)(/4/)............................   45,000,000   44,997,296
Hertz Corp.:
 6.56%, 7/7/00.......................................   50,000,000   49,945,333
 6.57%, 9/13/00......................................   50,000,000   49,324,750
                                                                   ------------
                                                                    455,665,256
                                                                   ------------
Manufacturing--1.9%
Eaton Corp.:
 6.50%, 8/3/00(/1/)..................................   45,000,000   44,731,875
 6.63%, 8/30/00(/1/).................................   55,000,000   54,391,417
 6.64%, 9/11/00(/1/).................................   50,000,000   49,336,000
 6.65%, 9/21/00(/1/).................................   25,000,000   24,621,319
 6.68%, 10/16/00(/1/)................................   75,000,000   73,507,944
 6.70%, 11/8/00-12/7/00(/1/).........................   53,000,000   51,582,764
 6.72%, 8/21/00(/1/).................................   50,000,000   49,524,000
                                                                   ------------
                                                                    347,695,319
                                                                   ------------
Metals/Mining--0.8%
Alcoa, Inc.:
 6.63%, 10/26/00.....................................   65,000,000   63,599,412
 6.65%, 8/14/00-8/24/00..............................   80,100,000   79,393,363
                                                                   ------------
                                                                    142,992,775
                                                                   ------------
Nondurable Household Goods--0.6%
Newell Rubbermaid, Inc.:
 6.58%, 9/20/00(/1/).................................   40,000,000   39,407,800
 6.60%, 8/22/00(/1/).................................   40,000,000   39,618,667
 6.62%, 7/26/00(/1/).................................   25,000,000   24,885,069
                                                                   ------------
                                                                    103,911,536
                                                                   ------------

Centennial Money Market Trust

                                                      Principal       Value
                                                        Amount     See Note 1
                                                     ------------ -------------

Oil: Domestic--0.4%
Motiva Enterprises LLC:
 6.17%, 7/17/00..................................... $ 40,000,000 $  39,890,311
 6.41%, 7/7/00......................................   30,000,000    29,967,950
                                                                  -------------
                                                                     69,858,261
                                                                  -------------
Photography--0.1%
Eastman Kodak Co.:
 6.54%, 8/1/00......................................   20,000,000    19,887,367
                                                                  -------------
Publishing--1.5%
Tribune Co.:
 6.17%, 7/6/00(/1/).................................   89,000,000    88,923,732
 6.59%, 8/23/00(/1/)................................   35,000,000    34,660,432
 6.60%, 9/11/00(/1/)................................   25,000,000    24,670,000
 6.62%, 9/27/00-10/2/00(/1/)........................  136,500,000   134,245,155
                                                                  -------------
                                                                    282,499,319
                                                                  -------------
Special Purpose Financial--0.9%
Forrestal Funding Master Trust, Series 2000-A:
 6.60%, 8/11/00(/4/)................................   35,000,000    34,736,917
 6.63%, 7/28/00(/4/)................................   41,219,000    41,014,039
KZH-KMS Corp.:
 6.55%, 7/21/00(/1/)................................   30,159,000    30,049,255
 6.56%, 7/14/00(/1/)................................   25,000,000    24,940,778
RACERS, Series 2000-7-MM:
 6.707%, 5/30/01(/2/)(/3/)..........................   36,000,000    35,983,862
                                                                  -------------
                                                                    166,724,851
                                                                  -------------
Telecommunications--Technology--3.6%
Alcatel SA:
 6.60%, 9/7/00(/1/).................................    8,000,000     7,900,267
GTE Corp.:
 6.48%, 7/25/00(/1/)................................   30,000,000    29,868,000
 6.60%, 7/5/00-7/21/00(/1/).........................  130,000,000   129,679,166
 6.63%, 7/6/00(/1/).................................   39,000,000    38,964,087
 6.64%, 7/11/00-7/28/00(/1/)........................   82,000,000    81,733,115
 6.65%, 8/2/00(/1/).................................   58,800,000    58,452,427

Centennial Money Market Trust

                                                   Principal         Value
                                                     Amount       See Note 1
                                                  ------------  ---------------

Telecommunications--Technology (Continued)
SBC Communications, Inc.:
 6.17%, 7/17/00(/1/)............................. $ 50,000,000  $    49,862,889
 6.52%, 8/4/00(/1/)..............................   50,000,000       49,692,111
 6.55%, 8/3/00(/1/)..............................   25,000,000       24,849,896
 6.56%, 8/21/00(/1/).............................   50,000,000       49,535,333
 6.61%, 7/24/00(/1/).............................   49,000,000       48,793,070
Vodafone Air Touch plc-MTC:
 6.862%, 6/5/01(/2/)(/3/)........................  110,000,000      109,990,929
                                                                ---------------
                                                                    679,321,290
                                                                ---------------
Telephone Utilities--1.6%
AT&T Corp.:
 6.58%, 9/11/00-9/14/00..........................  300,000,000      295,978,889
                                                                ---------------
Total Short-Term Notes...........................                16,380,057,314
                                                                ---------------
Total Investments, at Value......................         97.2%  18,208,700,617
                                                                ---------------
Other Assets Net of Liabilities..................          2.8      525,097,954
                                                  ------------  ---------------
Net Assets.......................................        100.0% $18,733,798,571
                                                  ============  ===============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,283,981,872, or 38.88% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $679,972,993, or 3.63% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

4. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $170,741,226 or 0.91% of the Trust's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities June 30, 2000

Centennial Money Market Trust

ASSETS
Investments, at value--see accompanying statement............. $18,208,700,617
Cash..........................................................      80,692,757
Receivables and other assets:
 Shares of beneficial interest sold...........................     650,847,996
 Interest.....................................................      18,674,480
 Other........................................................       3,207,170
                                                               ---------------
  Total assets................................................  18,962,123,020
                                                               ---------------

LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed.......................     175,424,521
 Dividends....................................................      45,180,041
 Transfer and shareholder servicing agent fees................       4,311,671
 Service plan fees............................................       1,474,979
 Trustees' compensation.......................................          14,535
 Other........................................................       1,918,702
                                                               ---------------
  Total liabilities...........................................     228,324,449
                                                               ---------------

NET ASSETS.................................................... $18,733,798,571
                                                               ===============
COMPOSITION OF NET ASSETS
Paid-in capital............................................... $18,733,718,429
Accumulated net realized gain on investment transactions......          80,142
                                                               ---------------
NET ASSETS--applicable to 18,734,251,144 shares of beneficial interest outstanding......................................... $18,733,798,571
                                                               ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................           $1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Year Ended June 30, 2000

Centennial Money Market Trust

INVESTMENT INCOME
Interest........................................................ $1,088,473,436
                                                                 --------------
EXPENSES
Management fees.................................................     62,139,589
Service plan fees...............................................     36,929,811
Transfer and shareholder servicing agent fees...................     20,051,451
Custodian fees and expenses.....................................        884,954
Trustees' compensation..........................................         64,644
Other...........................................................      4,570,179
                                                                 --------------
  Total expenses................................................    124,640,628
Less expenses paid indirectly...................................       (113,968)
                                                                 --------------
Net expenses....................................................    124,526,660
                                                                 --------------
NET INVESTMENT INCOME...........................................    963,946,776
                                                                 --------------
NET REALIZED GAIN ON INVESTMENTS................................          1,668
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $  963,948,444
                                                                 ==============

Statements of Changes in Net Assets

                                                    Year Ended June 30,
                                              --------------------------------
                                                   2000             1999
                                              ---------------  ---------------
OPERATIONS
Net investment income.......................  $   963,946,776  $   792,499,233
Net realized gain...........................            1,668           14,857
                                              ---------------  ---------------
Net increase in net assets resulting from
 operations.................................      963,948,444      792,514,090
                                              ---------------  ---------------

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLD-
 ERS........................................     (963,946,776)    (792,539,959)
                                              ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
 beneficial interest transactions...........      913,155,440    2,706,509,046
                                              ---------------  ---------------

NET ASSETS
Total increase..............................      913,157,108    2,706,483,177
Beginning of period.........................   17,820,641,463   15,114,158,286
                                              ---------------  ---------------
End of period...............................  $18,733,798,571  $17,820,641,463
                                              ===============  ===============


See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

                                   Year Ended June 30,
                          ---------------------------------------------------
                           2000     1999     1998          1997         1996
                          -------  -------  -------       ------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period....    $1.00    $1.00    $1.00        $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......      .05      .05      .05          .05          .05
Dividends and/or
 distributions to
 shareholders...........     (.05)    (.05)    (.05)        (.05)        (.05)
                          -------  -------  -------       ------       ------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00        $1.00        $1.00
                          =======  =======  =======       ======       ======
TOTAL RETURN(/1/).......     5.36%    4.75%    5.16%        4.97%        5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $18,734  $17,821  $15,114       $9,063       $6,753
Average net assets (in
 millions)..............  $18,537  $17,128  $12,617       $8,033       $6,077
Ratios to average net
 assets:(/2/)
Net investment income...     5.20%    4.63%    5.04%        4.86%        4.99%
Expenses................     0.67%    0.66%    0.68%(/3/)   0.73%(/3/)   0.74%(/3/)
Expenses, net of
 voluntary assumption of
 expenses...............      N/A      N/A     0.66%        0.67%        0.69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.


See accompanying Notes to Financial Statements.

Notes to Financial Statements

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                             Year Ended June 30, 2000           Year Ended June 30, 1999
                         ---------------------------------  ---------------------------------
                             Shares            Amount           Shares            Amount
                         ---------------  ----------------  ---------------  ----------------
Sold....................  59,623,565,708  $ 59,623,565,708   50,615,000,093  $ 50,615,000,093
Dividends and/or
 distributions
 reinvested.............     928,419,736       928,419,736      776,439,225       776,439,225
Redeemed................ (59,638,830,004)  (59,638,830,004) (48,684,930,272)  (48,684,930,272)
                         ---------------  ----------------  ---------------  ----------------
Net increase............     913,155,440  $    913,155,440    2,706,509,046  $  2,706,509,046
                         ===============  ================  ===============  ================

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.50% of average annual net assets of the Trust up to $30 million, and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the year ended June 30, 2000 was an annualized rate of 0.34%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies on an "at-cost" basis.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2000, the Trust paid $1,208 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

Independent Auditors' Report

Centennial Money Market Trust

To the Board of Trustees and Shareholders of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Cen-tennial Money Market Trust, including the statement of investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the pe-riod then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting princi-ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cen-tennial Money Market Trust as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
July 24, 2000

Federal Income Tax Information (Unaudited)

Centennial Money Market Trust

In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2000. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the year ended June 30, 2000 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting dis-tributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

Centennial Money Market Trust

     Officers and Trustees
     James C. Swain, Trustee and
       Chairman of the Board
     Bridget A. Macaskill, Trustee and President
     Robert G. Avis, Trustee
     William A. Baker, Trustee
     George C. Bowen, Trustee
     Jon S. Fossel, Trustee
     Sam Freedman, Trustee
     Raymond J. Kalinowski, Trustee
     C. Howard Kast, Trustee
     Robert M. Kirchner, Trustee
     Ned M. Steel, Trustee
     Carol E. Wolf, Vice President
     Andrew J. Donohue, Vice President
       and Secretary
     Brian W. Wixted, Treasurer
     Robert J. Bishop, Assistant Treasurer
     Scott T. Farrar, Assistant Treasurer
     Robert G. Zack, Assistant Secretary

     Investment Advisor and Distributor
     Centennial Asset Management Corporation

     Transfer and Shareholder Servicing Agent
     Shareholder Services, Inc.

     Custodian of Portfolio Securities
     Citibank, N.A.

     Independent Auditors
     Deloitte & Touche LLP

     Legal Counsel
     Myer, Swanson, Adams & Wolf, P.C.

     This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For other material information concerning the Trust, see the Prospectus.

     For shareholder servicing, call:
     1.800.525.9310 (in U.S.)
     303.671.3200 (outside U.S.)

     Or write:
     Shareholder Services, Inc.
     P.O. Box 5143
     Denver, CO 80217-5143

RA0150.001.0600
Printed on recycled paper



                               2000 Annual Report

                               Centennial
                               Money Market
                               Trust

                               June 30, 2000